Document and Entity Information	3 Months Ended
Mar. 31, 2017
Document And Entity Information
Entity Registrant Name	MRI INTERVENTIONS, INC.
Entity Central Index Key	0001285550
Document Type	POS AM
Trading Symbol	MRIC
Document Period End Date	Mar. 31, 2017
Amendment Flag	true
Amendment Description

Explanatory Note

This Post-Effective Amendment No. 1 (this “Post-Effective Amendment No. 1”) to the Registration Statement on Form S-1 (File No. 333-213896) (the “Registration Statement”), as originally declared effective by the Securities and Exchange Commission (the “SEC”) on October 11, 2016, is being filed to include information contained in our Annual Report on Form 10-K for the fiscal year ended December 31, 2016, which was filed with the SEC on March 9, 2017, and our Quarterly Report on Form 10-Q for the three-month period ended March 31, 2017, which was filed with the SEC on May 9, 2017, and to update certain other information in the Registration Statement.

The information included in this filing amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the Registration Statement on September 30, 2016.

Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company